Loans and Allowance for Credit Losses - Summary of Nonperforming Assets (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Nonperforming Assets [Line Items]
Total commercial	$ 80,377	$ 70,033
Total commercial real estate	42,795	39,885
Residential mortgages	51,619	51,156
Credit card	18,515	18,021
Total other retail	49,264	47,678
Total nonperforming loans, excluding covered loans	242,570	226,773
Covered loans	5,281	8,462
Total nonperforming loans	247,851	235,235
Covered Other Real Estate	1,212	1,697
Total nonperforming assets	1,808	2,037
Accruing loans 90 days or more past due	945	1,189
Nonperforming Assets [Member]
Nonperforming Assets [Line Items]
Commercial	99	122	107	280	519
Lease financing	13	12	16	32	78
Total commercial	112	134	123	312	597
Commercial mortgages	175	182	308	354	545
Construction and development	84	121	238	545	748
Total commercial real estate	259	303	546	899	1,293
Residential mortgages	864	770	661	650	636
Credit card	30	78	146	224	228
Retail leasing	1	1	1
Other	186	190	216	67	65
Total other retail	187	191	217	67	65
Total nonperforming loans, excluding covered loans	1,452	1,476	1,693	2,152	2,819
Covered loans	14	127	386	926	1,244
Total nonperforming loans	1,466	1,603	2,079	3,078	4,063
Other Real Estate	288	327	381	404	511
Covered Other Real Estate	37	97	197	274	453
Other Assets	17	10	14	18	21
Total nonperforming assets	1,808	2,037	2,671	3,774	5,048
Total nonperforming assets, excluding covered assets	1,757	1,813	2,088	2,574	3,351
Nonperforming Assets Excluding Covered Assets [Member] | Nonperforming Assets [Member]
Nonperforming Assets [Line Items]
Accruing loans 90 days or more past due	550	713	660	843	1,094
Nonperforming loans to total loans	0.60%	0.65%	0.80%	1.10%	1.57%
Nonperforming assets to total loans plus other real estate	0.72%	0.80%	0.98%	1.32%	1.87%
Nonperforming Assets Including Covered Assets [Member] | Nonperforming Assets [Member]
Nonperforming Assets [Line Items]
Accruing loans 90 days or more past due	$ 945	$ 1,189	$ 1,323	$ 1,753	$ 2,184
Nonperforming loans to total loans	0.59%	0.68%	0.93%	1.47%	2.06%
Nonperforming assets to total loans plus other real estate	0.73%	0.86%	1.19%	1.79%	2.55%